Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Service fee to JYBD	¥ 7,500	¥ 12,500
Due from Related Parties, Current	0	7,075		$ 0
Due to Related Parties, Current	122,152	179,859		$ 17,710
Revenue from Related Parties	¥ 300	0	¥ 10,333
JYBD [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Service fee to JYBD	¥ 7,500	12,500	0
Due from Related Parties, Current		7,075
Revenue from Related Parties	¥ 300		9,434
Euclidean [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by management founder of an affiliate of the Group
Due to Related Parties, Current		7,970
Sigma [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by management founder of an affiliate of the Group
Due to Related Parties, Current		7,970
Horgos [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity over which management has a significant influence
Revenue from Related Parties			¥ 899
Dai WJ Holding limited (DWJ) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a management shareholder of the Group
Capital Champion Holdings Limited (Capital)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current		27,378
DWJ Partners Limited (DWJ Partners)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a management shareholder of the Group
Due to Related Parties, Current		1,847
Liu XF Holdings Limited (LXF) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 17,412	15,939
Tang TG Holdings Limited (TTG) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 27,858	25,503
Geng XF Holding Limited (GXF)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
DWJ LIU JM [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 62,953	80,501
GXF [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 13,929	¥ 12,751